Other income (Tables)	6 Months Ended
Jun. 30, 2025
Other Income and Expenses [Abstract]
Schedule of other income

	Six months ended June 30,
	2024	2025	2025
	S$	S$	US$

Government grants	151,829	16,628	13,033
Usage of ISO13485 certified facilities	-	30,000	23,515
Cash /fund transfer rebates	6	60	47
	151,835	46,688	36,595